Property and Equipment, net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

	September 30,	December 31,
	2023	2022
	(Unaudited)
Office equipment	$3,946	$5,911
Furniture and fixtures	2,427	2,447
Financing lease equipment	164,928	64,417
Machinery and equipment	76,929	41,656
Automobile	148,813	149,787
Property and equipment, gross	397,043	264,218
Less: Accumulated depreciation	(76,424)	(18,551)
Property and equipment, net	$320,619	$245,667

	December 31,	December 31,
	2022	2021
Office equipment	$5,911	$1,526
Furniture and fixtures	2,447	2,607
Financing lease equipment	64,417	—
Machinery and equipment	41,656	—
Automobile	149,787	—
Property and equipment, gross	264,218	4,133
Less: Accumulated depreciation	(18,551)	(299)
Property and equipment, net	$245,667	$3,834